UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  712 Fifth Avenue
          20th Floor
          New York, NY 10019

13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Errol M Rudman
Title:    Investment Manager
Phone:    (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York           February 11, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:  $158,210
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE
                                                            Errol M Rudman
                                                           December 31, 2007

COLUMN 1                       COLUMN  2    COLUMN 3    COLUMN 4            COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                     VALUE     SHRS OR  SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
--------------                 --------     -----       --------   -------  --- ----   ----------   --------  ----   ------   ----
AKAMAI TECHNOLOGIES INC        COM          00971T101    7,259     209,800  SH         SOLE                   209,800
ALTRA HOLDINGS INC             COM          02208R106      647      38,900  SH         SOLE                    38,900
AMPHENOL CORP NEW              CL A         032095101    8,632     186,157  SH         SOLE                   186,157
BELDEN INC                     COM          077454106   13,546     304,400  SH         SOLE                   304,400
BIOMIMETIC THERAPEUTICS INC    COM          09064X101    3,211     184,831  SH         SOLE                   184,831
BORLAND SOFTWARE CORP          COM          099849101    1,548     514,200  SH         SOLE                   514,200
CERAGON NETWORKS LTD           ORD          M22013102      377      38,100  SH         SOLE                    38,100
CITIGROUP INC                  COM          172967101    1,072      36,400  SH         SOLE                    36,400
COMMSCOPE INC                  COM          203372107    4,736      96,250  SH         SOLE                    96,250
CVS CAREMARK CORPORATION       COM          126650100    8,782     220,941  SH         SOLE                   220,941
EXPRESS SCRIPTS INC            COM          302182100    6,846      93,775  SH         SOLE                    93,775
FREEPORT-MCMORAN COPPER & GO   COM          35671D857    1,844      18,000  SH         SOLE                    18,000
GENERAL MLS INC                COM          370334104    2,576      45,200  SH         SOLE                    45,200
HARRIS STRATEX NTWRKS INC      CL A         41457P106    5,142     307,925  SH         SOLE                   307,925
LAZARD LTD                     SHS A        G54050102    5,711     140,400  SH         SOLE                   140,400
LIBERTY GLOBAL INC             COM SER A    530555101    3,733      95,264  SH         SOLE                    95,264
LIBERTY GLOBAL INC             COM SER C    530555309    2,044      55,864  SH         SOLE                    55,864
MEDCO HEALTH SOLUTIONS INC     COM          58405U102    6,439      63,500  SH         SOLE                    63,500
MERRILL LYNCH & CO INC         COM          590188108    2,357      43,900  SH         SOLE                    43,900
MOHAWK INDS INC                COM          608190104    6,817      91,625  SH         SOLE                    91,625
MOLEX INC                      COM          608554101    5,691     208,450  SH         SOLE                   208,450
QIAGEN N V                     ORD          N72482107    2,884     137,000  SH         SOLE                   137,000
RITCHIE BROS AUCTIONEERS       COM          767744105   13,277     160,550  SH         SOLE                   160,550
RUSH ENTERPRISES INC           CL A         781846209    3,962     217,950  SH         SOLE                   217,950
SUN MICROSYSTEMS INC           COM NEW      866810203    1,435      79,150  SH         SOLE                    79,150
THOMAS & BETTS CORP            COM          884315102    5,206     106,150  SH         SOLE                   106,150
TIME WARNER TELECOM INC        CL A         887319101   16,640     820,112  SH         SOLE                   820,112
TRANSDIGM GROUP INC            COM          893641100   15,796     349,700  SH         SOLE                   349,700




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